Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories Net
Total inventories	$ 1,572,568	$ 1,416,567
New vehicle [Member]
Inventories Net
Total inventories	1,051,120	988,651
Used vehicle [Member]
Inventories Net
Total inventories	441,655	354,902
Parts accessories and other [Member]
Inventories Net
Total inventories	$ 79,793	$ 73,014